RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)																	1 Months Ended																9 Months Ended	12 Months Ended
	Sep. 06, 2017	Aug. 08, 2017	Dec. 11, 2016	Nov. 11, 2016	Oct. 11, 2016	Sep. 11, 2016	Aug. 11, 2016	Aug. 09, 2016	Jul. 11, 2016	May 09, 2016	Apr. 08, 2016	Mar. 14, 2016	Dec. 01, 2015	Aug. 14, 2015	Jul. 15, 2015	Mar. 01, 2015	Sep. 15, 2017	Jan. 17, 2017	Jan. 16, 2017	Oct. 20, 2016	Oct. 17, 2016	Aug. 31, 2016	Jul. 19, 2016	Jun. 29, 2016	Apr. 18, 2016	Mar. 25, 2016	Jan. 17, 2016	Nov. 30, 2015	Nov. 17, 2015	Oct. 16, 2015	Aug. 31, 2015	May 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 01, 2017	Mar. 23, 2016
Related Party Transaction [Line Items]
Common stock issued for services (in shares)														166,560
Shares of common stock with a fair value																																	$ 566,930	$ 465,424	$ 528,227
Common stock, shares issued																																	24,657,360	15,213,512	11,204,571
Common stock issued, Value																																	$ 24,657	$ 15,213	$ 11,204
Common stock, par value (in dollars per share)																																	$ 0.001	$ 0.001	$ 0.001
Issuance of common stock for services (in shares)														166,560
Investor Relations Consulting Agreement [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																				$ 0.22
Alamo Cbd Llc [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)	$ 0.19
Issuance of common stock related to the merger (in shares)	7,584,008
Alamo Acquisition Llc And Alamo Cbd [Member] | Agreement And Plan Of Merger And Reorganization [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Common stock returned by Chief Cultivation Officer in anticipation of merger (in shares)		2,500,000
Common stock returned to the Company in anticipation of the merger		$ 550,000
Common stock, par value (in dollars per share)		$ 0.22
Common Stock [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																																	1,549,840	1,327,380
Shares of common stock with a fair value																																	$ 1,550	$ 1,327
Issuance of common stock related to the merger (in shares)																																	7,584,008
Issuance of common stock for services (in shares)																																	1,549,840	1,327,380
Common Stock [Member] | Lyons Capital Llc [Member] | Consulting And Road Show Services Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																		800,000
Issuance of common stock for services (in shares)																		800,000
William Jamieson [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)										83,280
Shares of common stock with a fair value										$ 54,049
Shares issued price per share (in dollars per share)										$ 0.649
Issuance of common stock for services (in shares)										83,280
William Jamieson [Member] | Stock Incentive 2015 [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																												20,820			20,820	20,820
Shares of common stock with a fair value																												$ 6,246			$ 11,451	$ 10,618
Shares issued price per share (in dollars per share)																												$ 0.30			$ 0.55	$ 0.51
Issuance of common stock for services (in shares)																												20,820			20,820	20,820
William Jamieson [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)										83,280
Shares of common stock with a fair value										$ 54,049
Shares issued price per share (in dollars per share)										$ 0.649
Issuance of common stock for services (in shares)										83,280
William Jamieson [Member] | Director Agreement | Stock Incentive 2015 [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																166,560																		83,280
Shares of common stock with a fair value																																		$ 36,435
Term period of services																2 years
Issuance of common stock for services (in shares)																166,560																		83,280
William Jamieson [Member] | Director Agreement | Stock Incentive 2015 [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																		$ 0.50
William Jamieson [Member] | Director Agreement | Stock Incentive 2015 [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																		$ 0.30
Consultant [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)			58,411	41,118	89,928	62,846	48,704		50,403			11,330	7,063								9,800					5,000					12,000
Shares of common stock with a fair value			$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000		$ 25,000			$ 4,986	$ 3,178								$ 2,940					$ 1,800					$ 6,600
Shares issued price per share (in dollars per share)			$ 0.4280	$ 0.6080	$ 0.27	$ 0.3978	$ 0.513355		$ 0.496044			$ 0.44	$ 0.45								$ 0.30					$ 0.36					$ 0.55
Issuance of common stock for services (in shares)			58,411	41,118	89,928	62,846	48,704		50,403			11,330	7,063								9,800					5,000					12,000
John Zimmerman [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																			41,640	20,820			20,820		20,820		20,820
Shares of common stock with a fair value																				$ 9,577			$ 14,366		$ 9,369		$ 9,369
Shares issued price per share (in dollars per share)																				$ 0.46			$ 0.6946		$ 0.45		$ 0.45
Issuance of common stock for services (in shares)																			41,640	20,820			20,820		20,820		20,820
John Zimmerman [Member] | Stock Incentive 2015 [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)															20,820															20,820
Shares of common stock with a fair value															$ 9,369															$ 9,992
Shares issued price per share (in dollars per share)															$ 0.45															$ 0.48
Issuance of common stock for services (in shares)															20,820															20,820
John Zimmerman [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)											100,000
Shares of common stock with a fair value											$ 54,500
Shares issued price per share (in dollars per share)											$ 0.545
Percentage of purchase orders											5.00%
Percentage of facilities portion of purchase order											5.00%
Compensation payments schedule percentage rate, down payment											5.00%
Compensation payments schedule percentage rate, purchase order											50.00%
Compensation payments schedule percentage rate shipping											45.00%
Issuance of common stock for services (in shares)											100,000
Pawel Hardej [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)								20,820											145,740
Shares of common stock with a fair value								$ 13,512
Shares issued price per share (in dollars per share)								$ 0.64950
Issuance of common stock for services (in shares)								20,820											145,740
Pawel Hardej [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)										166,560																								20,820
Shares of common stock with a fair value																																		$ 13,512
Term period of services										2 years
Shares issued price per share (in dollars per share)																																		$ 0.65
Issuance of common stock for services (in shares)										166,560																								20,820
Employee [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)														355,060
Issuance of common stock for services (in shares)														355,060
President [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																			62,460			20,820
Shares of common stock with a fair value																						$ 12,287
Shares issued price per share (in dollars per share)																						$ 0.590246
Issuance of common stock for services (in shares)																			62,460			20,820
President [Member] | Stock Incentive 2015 [Member] | Director Agreement
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																												20,820			20,820	20,820
Shares of common stock with a fair value																												$ 6,246			$ 11,451	$ 10,618
Shares issued price per share (in dollars per share)																												$ 0.30			$ 0.55	$ 0.51
Issuance of common stock for services (in shares)																												20,820			20,820	20,820
President [Member] | Director Agreement | Stock Incentive 2015 [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)														166,560
Term period of services														2 years
Issuance of common stock for services (in shares)														166,560
President [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Employee annual compensation														$ 60,000
Term period of services														2 years
President [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																$ 0.55
President [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																$ 0.30
President [Member] | Employment Agreement [Member] | Issue One [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																																		355,060
Shares of common stock with a fair value																																		$ 164,393
Shares issued price per share (in dollars per share)																																		$ 0.46
Issuance of common stock for services (in shares)																																		355,060
President [Member] | Employment Agreement [Member] | Issue Two [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																																		104,100
Shares of common stock with a fair value																																		$ 48,723
Issuance of common stock for services (in shares)																																		104,100
President [Member] | Employment Agreement [Member] | Issue Two [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																		$ 0.59
President [Member] | Employment Agreement [Member] | Issue Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																		$ 0.30
Legal Counsel [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																								125,000					125,000
Shares of common stock with a fair value																								$ 68,738					$ 56,250
Shares issued price per share (in dollars per share)																								$ 0.549					$ 0.45
Issuance of common stock for services (in shares)																								125,000					125,000
Employees And Consultants [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																																106,500
Shares of common stock with a fair value																																$ 54,315
Shares issued price per share (in dollars per share)																																$ 0.51
Issuance of common stock for services (in shares)																																106,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																																50,000
Shares of common stock with a fair value																																$ 25,500
Shares issued price per share (in dollars per share)																																$ 0.51
Issuance of common stock for services (in shares)																																50,000
Us Accredited Investor [Member]
Related Party Transaction [Line Items]
Shares issued price per share (in dollars per share)																																					$ 0.50
Director [Member] | Common Stock [Member] | Alamo Cbd Llc [Member]
Related Party Transaction [Line Items]
Issuance of common stock related to the merger (in shares)	2,957,763
Interim-Chief Executive Office, Chief Financial Officer And Director [Member] | Common Stock [Member] | Alamo Cbd Llc [Member]
Related Party Transaction [Line Items]
Issuance of common stock related to the merger (in shares)	758,401
Chief Accounting Officer And Director [Member] | Common Stock [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Common stock issued for services (in shares)																	250,000
Issuance of common stock for services (in shares)																	250,000